Cover	Dec. 13, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 30, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38013
Entity Tax Identification Number	81-2717873
City Area Code	888
Local Phone Number	905-0998
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	HFFG
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001680873
Amendment Flag	false
Entity Address, Address Line One	6325 South Rainbow Boulevard
Entity Address, Address Line Two	Suite 420
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
Entity Registrant Name	HF FOODS GROUP INC
Entity Address, City or Town	Las Vegas